FLORENCE ROYALTY OBLIGATION	12 Months Ended
Dec. 31, 2025
Disclosure Of Florence Royalty Obligation [Abstract]
FLORENCE ROYALTY OBLIGATION [Text Block]

18. FLORENCE ROYALTY OBLIGATION

On February 2, 2024, Florence Holdings, an indirect wholly-owned subsidiary of Taseko, received US$50,000 from Taurus Mining Royalty Fund L.P. ("Taurus"), pursuant to agreements entered into with Taurus for the sale of a perpetual gross revenue royalty interest in certain real property, mining and other rights held by Florence ("Florence Royalty Obligation"). The effective royalty rate is 2.05% of the gross revenue from the sale of all copper from Florence Copper for the life of mine. Proceeds from the royalty transaction were contributed to Florence Copper to fund the construction and development of the commercial production facility.

For accounting purposes, the purchase agreement is a financial liability at amortized cost. For the year ended December 31, 2025, the Company recorded accretion on the royalty obligation of $34,178 (2024 - $12,993), respectively, in the statement of comprehensive (loss) income. The current portion of the royalty obligation is an estimate based on anticipated gross revenue over the next twelve months.

	2025	2024
Florence Royalty Obligation as at January 1,	84,383	-
Proceeds from Florence Royalty Obligation	-	67,695
Deferred financing fees	-	(1,086)
Accretion (Note 7)	34,178	12,993
Foreign exchange translation	(4,648)	4,781
Florence Royalty Obligation as at December 31,	113,913	84,383
Less current portion:	6,314	-
Long-term portion of Florence Royalty Obligation as at December 31,	107,599	84,383